Commitments and Contingencies (Details) - Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Future minimum lease payments
2022	¥ 650,617	$ 94,331
2023	497,166	72,082
2024	274,728	39,832
2025	67,483	9,784
Total undiscounted cash flows	¥ 1,565,191	$ 226,932